7. Subsequent Events	3 Months Ended	12 Months Ended
	Mar. 31, 2015	Dec. 31, 2014
Notes
7. Subsequent Events	7. Subsequent Events There were no subsequent events following the period ended March 31, 2015 through the date the financial statements were issued.	8. Subsequent Events There were no subsequent events following the period ended December, 31, 2014 through the date the financial statements were issued.